Equity (Details 1) - CHF (SFr) shares in Thousands, SFr in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	1,975,089	2,044,034	2,119,609
Treasury shares acquired to be cancelled	(77,602)	(77,509)	(87,547)
Other share purchases	(1,713)	(1,245)	(1,579)
Exercise of options and employee transactions shares			2,791
Equity based compensation shares	12,233	9,668	10,470
Shares delivered to divested business employees Sandoz	145	141	290
Total movements	(66,937)	(68,945)	(75,575)
Number of shares outstanding at end of period	1,908,152	1,975,089	2,044,034
Shares repurchased on the SIX Swiss Exchange second trading line under the share buyback authority approved	SFr 10		SFr 10	SFr 10
Total Novartis shares
Disclosure of classes of share capital [line items]
Number of shares issued at beginning of period	2,189,931	2,277,478	2,403,721
Shares cancelled for capital reduction	(77,509)	(87,547)	(126,243)
Total movements	(77,509)	(87,547)	(126,243)
Number of shares issued at end of period	2,112,422	2,189,931	2,277,478
Total treasury shares
Disclosure of classes of share capital [line items]
Number of treasury shares at beginning of period	(214,842)	(233,444)	(284,112)
Shares cancelled for capital reduction	77,509	87,547	126,243
Treasury shares acquired to be cancelled	(77,602)	(77,509)	(87,547)
Other share purchases	(1,713)	(1,245)	(1,579)
Exercise of options and employee transactions shares			2,791
Equity based compensation shares	12,233	9,668	10,470
Shares delivered to divested business employees Sandoz	145	141	290
Total movements	10,572	18,602	50,668
Number of treasury shares at end of period	(204,270)	(214,842)	(233,444)
Treasury shares with restricted use	75,400	86,000	93,800